UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	12-31-2003

Institutional Investment Manager Filing this Report:

Name:	Verus Investment Management
Address:	22901 Millcreek Boulevard 6th Floor
		Highland Hills, OH  44122

Form 13F File Number:	28-10444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Martin Christ
Title:	Vice President Investor Relations
Phone:	216-765-1722

Signature, Place, and Date of Signing:
		Highland Hills, Ohio		02-13-2004


Report Type:	13F HOLDINGS REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	58

Form 13F Information Table Value Total:	$59,003


List of Other Included Managers		NONE


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Verus Investment Management









31-Dec-03



















NAME OF
TITLE OF

 VALUE
SHRS OR
INVESTMENT
OTHER
VOTING AUTHORITY
ISSUER
CLASS
CUSIP
 (x $1000)
PRN AMT
DISCRETION
MANAGERS
SOLE
SHARED
NONE
Agco Corp
com
001084102
           935
46430
Sole

46430


Agnico Eagle Mines Ltd
com
008474108
        2,973
246310
Sole

246310


Alderwoods Group Inc
com
014383103
           161
17121
Sole

17121


Amerada Hess Corp.
com
023551104
        1,808
34000
Sole

34000


American Capital Strategies
com
024937104
           262
8800
Sole

8800


American Italian Pasta
com
027070101
        2,134
50930
Sole

50930


Avery Dennison Corp
com
053611109
           737
13160
Sole

13160


Baker Hughes Inc
com
057224107
        1,095
34050
Sole

34050


Barrick Gold Corp
com
067901108
        2,058
90630
Sole

90630


BMC Software
com
055921100
           931
49940
Sole

49940


Bristol-Myers Squibb Co
com
110122108
           254
8870
Sole

8870


Canadian Natl Railway Co
com
136375102
           270
4260
Sole

4260


Canadian Pacific Railway
com
13645T100
           314
11140
Sole

11140


Century Business Svcs
com
156490104
             95
21173
Sole

21173


Chesapeake Energy Corp
com
165167107
        3,080
226770
Sole

226770


Coors (Adolph)-CL B
com
217016104
           797
14200
Sole

14200


CSX Corp
com
126408103
           850
23650
Sole

23650


Diamond Offshr Drillng
com
25271C102
        2,511
122450
Sole

122450


Discovery Laboratories
com
254668106
           840
80108
Sole

80108


Du Pont
com
263534109
           204
4450
Sole

4450


Duquesne Light Holdings
com
23329J104
           713
38890
Sole

38890


Entrust Inc
com
293848107
           106
26099
Sole

26099


Federal Signal Corp
com
313855108
           236
13450
Sole

13450


First Community Bancorp/CA
com
31983B101
           270
7483
Sole

7483


Flowserve Corp
com
34354P105
           267
12790
Sole

12790


FTI Consulting Inc
com
302941109
           534
22840
Sole

22840


Glamis Gold Ltd
com
376775102
        1,048
61230
Sole

61230


GlobalSantaFe Corp
com
G3930E101
        3,366
135580
Sole

135580


Gold Banc Corp Inc
com
379907108
           142
10089
Sole

10089


Graftech International Ltd
com
384313102
           492
36460
Sole

36460


Guilford Pharmaceuticals
com
401829106
           293
43150
Sole

43150


Gulfmark Offshore Inc
com
402629109
           172
12313
Sole

12313


ICO Inc
com
449293109
             54
40000
Sole

40000


IMC Global Inc
com
449669100
        2,206
222130
Sole

222130


IMCO Recycling
com
449681105
           178
17960
Sole

17960


Input/Output Inc.
com
457652105
        1,008
223600
Sole

223600


Internet Capital Group
com
46059C106
             69
200000
Sole

200000


Key Energy Services Inc
com
492914106
        1,390
134780
Sole

134780


Material Sciences Corp
com
576674105
           110
10920
Sole

10920


Nabors Industries Ltd
com
G6359F103
        1,219
29380
Sole

29380


Ohio Casualty Corp
com
677240103
           508
29234
Sole

29234


Palatin Technologies Inc
com
696077304
           146
58230
Sole

58230


Parker Drilling Co
com
701081101
           279
109320
Sole

109320


Penn Treaty American
com
707874103
           101
55080
Sole

55080


Pepco Holdings Inc
com
713291102
           437
22380
Sole

22380


Petroquest Energy
com
716748108
             50
15914
Sole

15914


Phoenix Companies Inc
com
71902E109
        1,774
147380
Sole

147380


Pinnacle Systems
com
723481107
        1,246
146020
Sole

146020


Placer Dome Inc
com
725906101
        7,029
392440
Sole

392440


Platinum Underwriters
com
G7127P100
           551
18360
Sole

18360


Puget Energy Inc
com
745310102
           479
20140
Sole

20140


Safeguard Scientifics Inc
com
786449108
           154
38010
Sole

38010


Sotheby's Hldgs-CL A
com
835898107
           216
15810
Sole

15810


Transocean Inc
com
G90078109
        3,075
128060
Sole

128060


United States Steel Corp
com
912909108
        2,816
80400
Sole

80400


Westwood One
com
961815107
        1,606
46940
Sole

46940


Wind River Systems Inc
com
973149107
           110
12530
Sole

12530


Winn-Dixie Stores
com
974280109
        2,246
225690
Sole

225690












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